Credit facilities (Narrative) (Details) CAD in Millions, $ in Millions	Oct. 03, 2016 USD ($)	Sep. 26, 2016 USD ($)	Mar. 30, 2017 USD ($)	Feb. 11, 2016 USD ($)	Nov. 10, 2015 USD ($)	Aug. 07, 2013 USD ($)	Aug. 07, 2013 CAD
Subordinated Secured Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of notes				$ 2.9
Remaining principal portion of notes				$ 1.6
Interest rate				10.00%	12.00%
Subordinated, secured credit agreement, principal amount					$ 1.0
Repayment of principal of subordinated facility	$ 1.3	$ 0.7
RCM Credit Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of notes						$ 6.4
Remaining principal portion of notes			$ 5.6
Interest rate						12.00%	12.00%
RCM Credit Agreement [Member] | Canadian Dollar [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of notes | CAD							CAD 8.5